Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Operations (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest expense		$ 19,726,613		$ 23,578,392		$ 30,233,598
Salaries and employee benefits		33,274,509		30,365,020		27,843,127
Income tax benefit		4,534,601		3,868,199		2,449,249
Net income	9,691,648	12,617,767		9,691,648		6,586,679
Bank Subsidiaries [Member] | Parent Company [Member]
Equity in net income of subsidiaries		17,206,086		14,449,843		11,223,115
Nonbank Subsidiaries [Member] | Parent Company [Member]
Equity in net income of subsidiaries		168,934		174,058		199,285
Parent Company [Member]
Total interest income		57,136		62,521		43,157
Other *		657,733	[1]	129,773	[1]	46,030	[1]
Total income		18,089,889		14,816,195		11,511,587
Interest expense		1,408,948		1,562,323		2,296,446
Salaries and employee benefits		4,717,609		4,078,474		3,153,062
Professional fees		988,306		1,103,910		1,192,225
Other-than-temporary impairment losses on securities		62,400		118,847
Other		760,618		783,460		743,859
Total expenses		7,937,881		7,647,014		7,385,592
Income before income tax benefit		10,152,008		7,169,181		4,125,995
Income tax benefit		2,465,759		2,522,467		2,460,684
Net income		$ 12,617,767		$ 9,691,648		$ 6,586,679

[1]	For the year ended December 31, 2012, includes pre-tax gain of approximately $580 thousand on sale of 2.25% equity interest in company providing data processing services to merchant credit card acquiring businesses.